Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
16. Commitments and Contingencies
The contractual obligations schedule set forth below summarizes our contractual obligations as of December 31, 2022:

	2023	2024	2025	2026	2027	Thereafter	Total
	(in thousands)
Secured term loan facilities and revolving credit facilities	212,382	80,840	250,432	65,032	28,909	76,312	713,907
2020 Bonds	—	—	100,000	—	—	—	100,000
Office operating leases 1	233	924	1,209	1,012	1,212	—	4,590
Navigator Aurora Facility 2	—	—	—	48,140	—	—	48,140

Total contractual obligations	$212,615	$81,764	$351,641	$114,184	$30,121	$76,312	$866,637

1
The Company occupies office space in London with a new lease that commenced in January 2022 for a period of 10 years with a mutual break option in January 2027, which is the fifth anniversary from the lease commencement date. The annual gross rent under this lease is approximately $1.1 million, with an initial rent free period of 27 months, of which 13 months of the rent free period is repayable in the event that the break option is exercised.

The lease term for our representative office in Gdynia, Poland was revised from January 2022 for an amended period to May 31, 2025. The gross rent per year is approximately $64,000.

The Company occupies office space in Copenhagen with a lease commenced in September 2021 that expires in December 2025. The gross rent per year is approximately $180,000.

The weighted average remaining contractual lease term for the above four office leases on December 31, 2022, was 3.89 years (December 31, 2021: 3.1 years).

2
The Navigator Aurora Facility is a loan facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. Please read Note 10 Variable Interest Entities.